Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	UBS Investment Trust
Entity Central Index Key	0000873803
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000006689
Shareholder Report [Line Items]
Fund Name	UBS U.S. Allocation Fund
Class Name	Class A
Trading Symbol	PWTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS U.S. Allocation Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number	1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.03%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.03%
Performance Past Does Not Indicate Future [Text]	Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class A with Load	S&P 500 Index
8/31/2014	$9,450	$10,000
9/30/2014	$9,272	$9,860
10/31/2014	$9,464	$10,101
11/30/2014	$9,623	$10,372
12/31/2014	$9,630	$10,346
1/31/2015	$9,502	$10,036
2/28/2015	$9,899	$10,612
3/31/2015	$9,844	$10,444
4/30/2015	$9,837	$10,545
5/31/2015	$9,927	$10,680
6/30/2015	$9,804	$10,474
7/31/2015	$9,972	$10,693
8/31/2015	$9,557	$10,048
9/30/2015	$9,269	$9,799
10/31/2015	$9,816	$10,626
11/30/2015	$9,927	$10,657
12/31/2015	$9,725	$10,489
1/31/2016	$9,262	$9,969
2/29/2016	$9,219	$9,955
3/31/2016	$9,668	$10,631
4/30/2016	$9,730	$10,672
5/31/2016	$9,837	$10,864
6/30/2016	$9,818	$10,892
7/31/2016	$10,181	$11,293
8/31/2016	$10,229	$11,309
9/30/2016	$10,269	$11,311
10/31/2016	$10,070	$11,105
11/30/2016	$10,229	$11,516
12/31/2016	$10,332	$11,744
1/31/2017	$10,577	$11,967
2/28/2017	$10,861	$12,442
3/31/2017	$10,892	$12,456
4/30/2017	$10,997	$12,584
5/31/2017	$11,112	$12,761
6/30/2017	$11,188	$12,841
7/31/2017	$11,334	$13,105
8/31/2017	$11,357	$13,145
9/30/2017	$11,520	$13,416
10/31/2017	$11,632	$13,729
11/30/2017	$11,851	$14,150
12/31/2017	$11,927	$14,308
1/31/2018	$12,298	$15,127
2/28/2018	$11,956	$14,569
3/31/2018	$11,822	$14,199
4/30/2018	$11,763	$14,254
5/31/2018	$12,037	$14,597
6/30/2018	$12,049	$14,687
7/31/2018	$12,286	$15,233
8/31/2018	$12,520	$15,730
9/30/2018	$12,454	$15,819
10/31/2018	$11,658	$14,738
11/30/2018	$11,795	$15,038
12/31/2018	$10,985	$13,680
1/31/2019	$11,836	$14,777
2/28/2019	$12,180	$15,251
3/31/2019	$12,314	$15,547
4/30/2019	$12,715	$16,177
5/31/2019	$12,147	$15,149
6/30/2019	$12,737	$16,217
7/31/2019	$12,851	$16,450
8/31/2019	$12,625	$16,189
9/30/2019	$12,753	$16,492
10/31/2019	$12,971	$16,849
11/30/2019	$13,291	$17,461
12/31/2019	$13,558	$17,988
1/31/2020	$13,616	$17,981
2/29/2020	$12,954	$16,501
3/31/2020	$11,587	$14,463
4/30/2020	$12,659	$16,317
5/31/2020	$13,149	$17,094
6/30/2020	$13,469	$17,434
7/31/2020	$14,109	$18,417
8/31/2020	$14,727	$19,740
9/30/2020	$14,387	$18,990
10/31/2020	$14,329	$18,485
11/30/2020	$15,592	$20,509
12/31/2020	$16,121	$21,297
1/31/2021	$16,065	$21,082
2/28/2021	$16,527	$21,664
3/31/2021	$16,691	$22,612
4/30/2021	$17,389	$23,819
5/31/2021	$17,389	$23,986
6/30/2021	$17,621	$24,546
7/31/2021	$17,785	$25,129
8/31/2021	$18,021	$25,893
9/30/2021	$17,538	$24,688
10/31/2021	$18,390	$26,418
11/30/2021	$18,194	$26,235
12/31/2021	$18,712	$27,411
1/31/2022	$17,882	$25,992
2/28/2022	$17,668	$25,214
3/31/2022	$17,899	$26,150
4/30/2022	$16,613	$23,870
5/31/2022	$16,623	$23,914
6/30/2022	$15,522	$21,940
7/31/2022	$16,521	$23,963
8/31/2022	$15,915	$22,986
9/30/2022	$14,706	$20,869
10/31/2022	$15,463	$22,558
11/30/2022	$16,122	$23,819
12/31/2022	$15,496	$22,446
1/31/2023	$16,406	$23,857
2/28/2023	$16,039	$23,275
3/31/2023	$16,205	$24,129
4/30/2023	$16,352	$24,506
5/31/2023	$16,394	$24,612
6/30/2023	$17,084	$26,239
7/31/2023	$17,538	$27,082
8/31/2023	$17,303	$26,650
9/30/2023	$16,540	$25,380
10/31/2023	$16,113	$24,846
11/30/2023	$17,342	$27,115
12/31/2023	$18,192	$28,347
1/31/2024	$18,266	$28,824
2/29/2024	$18,848	$30,363
3/31/2024	$19,309	$31,339
4/30/2024	$18,465	$30,059
5/31/2024	$19,130	$31,550
6/30/2024	$19,481	$32,682
7/31/2024	$19,864	$33,080
8/31/2024	$20,239	$33,882

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	16.97%	9.90%	7.91%
Class A with Load	10.55%	8.66%	7.30%
S&P 500 Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 229,345,180
Holdings Count | Holding	1,053
Advisory Fees Paid, Amount	$ 1,092,819
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$229,345,180
# of Portfolio Holdings	1,053
Portfolio Turnover Rate	58%
Total Advisory Fees Paid (includes Administration Fees)	$1,092,819

Holdings [Text Block]

Top 5 Equity Holdings (%)

Apple, Inc.	4.2%
Microsoft Corp.	4.0
NVIDIA Corp.	3.8
Alphabet, Inc., Class A	2.3
Amazon.com, Inc.	2.2

Largest Holdings [Text Block]

Top 5 Holdings (other than equities) (%)

Invesco S&P 500 Equal Weight ETF	2.0%
Uniform Mortgage-Backed Security, TBA , 2.000%	1.7
Uniform Mortgage-Backed Security, TBA , 4.500%	1.3
iShares Core S&P Mid-Cap ETF	1.2
Uniform Mortgage-Backed Security, TBA , 5.000%	1.2

Material Fund Change [Text Block]
C000006692
Shareholder Report [Line Items]
Fund Name	UBS U.S. Allocation Fund
Class Name	Class P
Trading Symbol	PWTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS U.S. Allocation Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number	1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$83	0.76%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.76%
Performance Past Does Not Indicate Future [Text]	Performance data represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Class P	S&P 500 Index
8/31/2014	$10,000	$10,000
9/30/2014	$9,815	$9,860
10/31/2014	$10,020	$10,101
11/30/2014	$10,190	$10,372
12/31/2014	$10,200	$10,346
1/31/2015	$10,066	$10,036
2/28/2015	$10,488	$10,612
3/31/2015	$10,433	$10,444
4/30/2015	$10,428	$10,545
5/31/2015	$10,527	$10,680
6/30/2015	$10,398	$10,474
7/31/2015	$10,580	$10,693
8/31/2015	$10,140	$10,048
9/30/2015	$9,835	$9,799
10/31/2015	$10,421	$10,626
11/30/2015	$10,540	$10,657
12/31/2015	$10,326	$10,489
1/31/2016	$9,837	$9,969
2/29/2016	$9,795	$9,955
3/31/2016	$10,277	$10,631
4/30/2016	$10,344	$10,672
5/31/2016	$10,458	$10,864
6/30/2016	$10,441	$10,892
7/31/2016	$10,830	$11,293
8/31/2016	$10,882	$11,309
9/30/2016	$10,927	$11,311
10/31/2016	$10,719	$11,105
11/30/2016	$10,890	$11,516
12/31/2016	$11,001	$11,744
1/31/2017	$11,266	$11,967
2/28/2017	$11,571	$12,442
3/31/2017	$11,606	$12,456
4/30/2017	$11,723	$12,584
5/31/2017	$11,846	$12,761
6/30/2017	$11,931	$12,841
7/31/2017	$12,088	$13,105
8/31/2017	$12,118	$13,145
9/30/2017	$12,293	$13,416
10/31/2017	$12,413	$13,729
11/30/2017	$12,653	$14,150
12/31/2017	$12,737	$14,308
1/31/2018	$13,135	$15,127
2/28/2018	$12,771	$14,569
3/31/2018	$12,632	$14,199
4/30/2018	$12,571	$14,254
5/31/2018	$12,866	$14,597
6/30/2018	$12,881	$14,687
7/31/2018	$13,137	$15,233
8/31/2018	$13,393	$15,730
9/30/2018	$13,324	$15,819
10/31/2018	$12,476	$14,738
11/30/2018	$12,625	$15,038
12/31/2018	$11,762	$13,680
1/31/2019	$12,676	$14,777
2/28/2019	$13,046	$15,251
3/31/2019	$13,192	$15,547
4/30/2019	$13,622	$16,177
5/31/2019	$13,020	$15,149
6/30/2019	$13,653	$16,217
7/31/2019	$13,779	$16,450
8/31/2019	$13,539	$16,189
9/30/2019	$13,682	$16,492
10/31/2019	$13,920	$16,849
11/30/2019	$14,264	$17,461
12/31/2019	$14,555	$17,988
1/31/2020	$14,619	$17,981
2/29/2020	$13,913	$16,501
3/31/2020	$12,446	$14,463
4/30/2020	$13,603	$16,317
5/31/2020	$14,133	$17,094
6/30/2020	$14,479	$17,434
7/31/2020	$15,170	$18,417
8/31/2020	$15,838	$19,740
9/30/2020	$15,478	$18,990
10/31/2020	$15,416	$18,485
11/30/2020	$16,778	$20,509
12/31/2020	$17,355	$21,297
1/31/2021	$17,299	$21,082
2/28/2021	$17,798	$21,664
3/31/2021	$17,977	$22,612
4/30/2021	$18,734	$23,819
5/31/2021	$18,740	$23,986
6/30/2021	$18,992	$24,546
7/31/2021	$19,174	$25,129
8/31/2021	$19,431	$25,893
9/30/2021	$18,916	$24,688
10/31/2021	$19,840	$26,418
11/30/2021	$19,632	$26,235
12/31/2021	$20,195	$27,411
1/31/2022	$19,303	$25,992
2/28/2022	$19,074	$25,214
3/31/2022	$19,332	$26,150
4/30/2022	$17,946	$23,870
5/31/2022	$17,961	$23,914
6/30/2022	$16,777	$21,940
7/31/2022	$17,857	$23,963
8/31/2022	$17,208	$22,986
9/30/2022	$15,903	$20,869
10/31/2022	$16,729	$22,558
11/30/2022	$17,441	$23,819
12/31/2022	$16,769	$22,446
1/31/2023	$17,758	$23,857
2/28/2023	$17,361	$23,275
3/31/2023	$17,547	$24,129
4/30/2023	$17,709	$24,506
5/31/2023	$17,762	$24,612
6/30/2023	$18,512	$26,239
7/31/2023	$19,007	$27,082
8/31/2023	$18,760	$26,650
9/30/2023	$17,937	$25,380
10/31/2023	$17,478	$24,846
11/30/2023	$18,808	$27,115
12/31/2023	$19,741	$28,347
1/31/2024	$19,823	$28,824
2/29/2024	$20,462	$30,363
3/31/2024	$20,964	$31,339
4/30/2024	$20,054	$30,059
5/31/2024	$20,779	$31,550
6/30/2024	$21,166	$32,682
7/31/2024	$21,587	$33,080
8/31/2024	$22,003	$33,882

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class P	17.29%	10.20%	8.21%
S&P 500 Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 229,345,180
Holdings Count | Holding	1,053
Advisory Fees Paid, Amount	$ 1,092,819
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$229,345,180
# of Portfolio Holdings	1,053
Portfolio Turnover Rate	58%
Total Advisory Fees Paid (includes Administration Fees)	$1,092,819

Holdings [Text Block]

Top 5 Equity Holdings (%)

Apple, Inc.	4.2%
Microsoft Corp.	4.0
NVIDIA Corp.	3.8
Alphabet, Inc., Class A	2.3
Amazon.com, Inc.	2.2

Largest Holdings [Text Block]

Top 5 Holdings (other than equities) (%)

Invesco S&P 500 Equal Weight ETF	2.0%
Uniform Mortgage-Backed Security, TBA , 2.000%	1.7
Uniform Mortgage-Backed Security, TBA , 4.500%	1.3
iShares Core S&P Mid-Cap ETF	1.2
Uniform Mortgage-Backed Security, TBA , 5.000%	1.2

Material Fund Change [Text Block]